Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended				1 Months Ended		3 Months Ended				12 Months Ended	0 Months Ended				0 Months Ended
	Dec. 31, 2012	Oct. 25, 2013 Subsequent Event [Member]	Oct. 10, 2013 Subsequent Event [Member]	Jul. 26, 2013 Subsequent Event [Member]	Jan. 24, 2013 Subsequent Event [Member]	Oct. 31, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member] Seadrill Operating LP [Member]	Jun. 30, 2013 Subsequent Event [Member] Seadrill Capricorn Holdings LLC [Member]	May 17, 2013 T-15 [Member]	May 17, 2013 T-15 [Member] Subsequent Event [Member]	Oct. 10, 2013 T-16 [Member] Subsequent Event [Member]	Oct. 21, 2013 T-16 [Member] Subsequent Event [Member]	Oct. 24, 2012 T-16 [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution per unit (in dollars per share)	$ 0 [1]	$ 0.4275		$ 0.4175	$ 0.2906	$ 1.71	$ 1.55			$ 0.3875	$ 0.3875	$ 0.29 [2]
Declaration date							Apr. 29, 2013	Oct. 25, 2013	Jul. 26, 2013	Jan. 24, 2013
Payment date										Feb. 14, 2013
Record date										Feb. 04, 2013
Ownership percentage (in hundredths)																100.00%
Purchase price															$ 210	$ 210		$ 200
Outstanding debt assumed																		93
Unregistered common units to be issued																		107
Unregistered common units to be issued (in shares)																		3,310,622
Share price (in dollars per share)																			$ 32.29
Number of preceding days used to calculate average share price																	10 days
Capital contributions													$ 20.0	$ 20.5
Number of days of agreed non-payment			37 days

[1]	Refers to the cash distribution declared and paid during the period.
[2]	Refers to the cash distribution declared since IPO and paid subsequent to the period end.